INCOME TAXES (Narrative) (Details) (USD $)	12 Months Ended
	May 31, 2013	May 31, 2012
INCOME TAXES [Abstract]
Deferred tax asset	$ 0	$ 0
Operating loss carryforwards, federal	$ 21,475
Expiration date	May 31, 2032